LOAN TO RELATED PARTY	12 Months Ended
Dec. 31, 2021
Loan To Related Party
LOAN TO RELATED PARTY

NOTE 7. LOAN TO RELATED PARTY

During the year ended December 31, 2020, the Company renewed the loan agreement with Golden Share, and the principle of $180,000 and unpaid interest of $17,106 were capitalized, therefore the total principal amount was $197,106 when renewed. The Company accrued $19,666 interest income for the loan and received $173,244 principal and interest payments during the year ended December 31, 2020. As at December 31, 2020, the remaining balance was $43,528 including $500 unpaid interest.

During the year ended December 31, 2021, the Company accrued $512 interest income (2020- $19,666), and received the outstanding principal and interest balance.